Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock par or stated value per share	$ 0.01	$ 0.0001
Common stock shares authorized	2,000,000,000	500
Common stock shares issued	87,423	500
Common stock shares outstanding	87,423	500
Preferred stock shares authorized	200,000,000
Preferred stock par or stated value per share	$ 0.01
Series A Preferred Stock [Member]
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares issued	600,000	0
Preferred stock shares outstanding	600,000	0